Income Taxes - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 22, 2017	Dec. 21, 2017	Feb. 28, 2019	May 31, 2019	May 31, 2018	May 31, 2017
Income Tax [Line Items]
Corporate income tax rate		21.00%	35.00%
Corporate tax rate reduction effective date	Jan. 01, 2018
Percentage of blended rate	29.20%
Federal statutory rate					21.00%
Provisional income tax expense (benefit)				$ (8,100,000)		$ 7,300,000
Provisional income tax expense (benefit) related to provisional re-measurement of deferred tax assets and liabilities					$ (6,265,000)	(15,678,000)
Provisional income tax benefit for the partial reversal of existing deferred tax liabilities						44,900,000
Provisional charge for the transition tax on previously deferred foreign earnings						67,900,000
Income tax expense (benefit) related to re-measurement of deferred tax assets and liabilities				(6,300,000)
Benefit from reduction of transition tax on unremitted earnings from foreign subsidiaries				$ 1,800,000	(1,868,000)	67,899,000
Foreign capital loss carryforwards					29,600,000
Total Valuation Allowances					55,274,000	51,540,000
Unrecognized tax benefits that would impact effective tax rate, if recognized					7,700,000	13,600,000	$ 4,600,000
Accrued interest and penalties related to unrecognized tax benefits					3,000,000	2,800,000	$ 3,100,000
Unremitted foreign earnings					413,300,000	549,800,000
Deferred income tax liability					18,795,000	$ 19,886,000
Remaining unremitted foreign earnings					1,100,000,000
Provision for deferred income taxes					0
Capital Loss Carryforwards
Income Tax [Line Items]
Tax credit carryforwards					47,000,000
Tax credit carry forward amount subject to expiration					$ 43,400,000
Tax credit carryforwards expiration year					2022
State
Income Tax [Line Items]
Tax credit carryforwards					$ 2,400,000
Net operating loss carryforwards					$ 2,400,000
Net operating loss carryforwards beginning expiration year					2020
Foreign
Income Tax [Line Items]
Tax credit carryforwards					$ 8,300,000
Tax credit carryforwards expiration year					2029
Foreign Net Operating Loss Carryforwards
Income Tax [Line Items]
Net operating loss carryforwards					$ 182,800,000
Net operating loss carryforwards beginning expiration year					2020
Net operating loss carryforwards subject to expiration					$ 27,100,000
Net operating loss carryforwards indefinite carry forward period					$ 155,700,000